Basis of Presentation	9 Months Ended
Jun. 30, 2025
Basis of Presentation
Basis of Presentation
2.	Basis of Presentation

a.	Statement of Compliance

These unaudited condensed interim consolidated financial statements have been prepared based on the principles of International Accounting Standard 34, “Interim Financial Reporting” as issued by the International Accounting Standards Board ("IASB"). These unaudited condensed interim consolidated financial statements do not include all of the information required for full annual financial statements and should be read in conjunction with the Company’s September 30, 2024 audited annual consolidated financial statements and accompanying notes.

These unaudited condensed interim consolidated financial statements were authorized for issuance by the Company’s Board of Directors on August 13, 2025.

b.	Basis of Accounting

These unaudited condensed interim consolidated financial statements have been prepared on the going concern basis, which contemplates the realization of assets and settlement of liabilities as they fall due in the normal course of business.

During the nine month periods ended June 30, 2025, the Company had cash (used)/ provided by in operations of $(7,314) (nine month period ended June 30, 2024: $310). As of June 30, 2025, the Company had working capital of $31,795 (September 30, 2024: $887) and the net profit for the nine-month period ended June 30, 2025 was $1,315 (nine-month period ended June 30, 2024: net loss of $(1,371)).

The Company’s equity was in surplus of $22,334. As of June 30, 2025, the Company had cash and cash equivalents of $1,290.

c.	Functional and Presentation Currency

These consolidated financial statements are presented in U.S. dollars and have been rounded to the nearest thousands, except per share amounts and when otherwise indicated. The functional currency of the Electrovaya Inc. is the Canadian dollar and the functional currencies of all the Group’s companies is US Dollars. Below are the companies within the Group-Electrovaya Corp., Electrovaya Company, Sustainable Energy Jamestown LLC, Electrovaya USA Inc.

d.	Use of Judgements and Estimates

The preparation of the unaudited condensed interim consolidated financial statements in conformity with IFRS requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Information about significant areas of estimation uncertainty that have the most significant effect on the amounts recognized in the unaudited condensed interim consolidated financial statements relate to the following (assumptions made are disclosed in individual notes throughout the unaudited condensed interim consolidated financial statements where relevant):

•	Estimates used in determining the net realizable values of inventories, taking into account the most reliable evidence available at each reporting date. The future realization of these inventories may be affected by future technology or other market-driven changes that may reduce future selling prices.
•	Estimates used in determining the allowance for expected credit losses based on the assessment of the collectability of customer accounts and the aging of the related invoices and represents the best estimate of probable credit losses in the existing trade accounts receivable.
•	Estimates used in testing non-financial assets for impairment including determination of the recoverable amount of a cash generating unit.
•	Estimates used in determining the fair value of stock option grants and warrants. These estimates include assumptions about the volatility of the Company’s stock and forfeiture.